Deferred Taxation	12 Months Ended
Dec. 31, 2022
Deferred tax assets and liabilities [abstract]
Deferred Taxation
17.	DEFERRED TAXATION
For the purpose of presentation in the consolidated financial statements, the deferred tax assets and liabilities have been offset.
The major deferred tax assets (liabilities) recognized and
mo
vements thereon during the years ended December 31, 2020, 2021 and 2022 are as follows:

	Accelerated tax depreciation	Accrual	Total
	US$	US$	US$
As of January 1, 2020	(55)	233	178
Credit (charge) to profit or loss (Note 10)	9	(187)	(178)

As of December 31, 2020	(46)	46	—
Credit (charge) to profit or loss (Note 10)	14	(14)	—

As of December 31, 2021	(32)	32	—
(Charge) credit to profit or loss (Note 10)	(19)	19	—

As of December 31, 2022	(51)	51	—

The Group had unused tax losses of US$
33,135
and US$
63,478
available for offset against future profits as of December 31, 2021 and 2022, respectively. No deferred tax asset has been recognized due to the unpredictability of future profit streams. As of December 31, 2021 and 2022, the unrecognized tax losses will be carried forward and expire in years as follows:

	As of December 31,
	2021	2022
	US$	US$
2023	612	612
2024	2,364	2,364
2025	4,634	4,634
2026	7,025	7,025
2027	—	15,757
Indefinite	18,500	33,086

	33,135	63,478

There was no other significant unprovided deferred taxation for the years ended
December
31,2020, 2021 and 2022 or at the end of each reporting period.